UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 158.2%
Long-Term Municipal Bonds - 158.2%
New York - 145.0%
Albany NY IDA
(St. Peter’s Hosp)
Series A
5.75%, 11/15/22	$205	$237,122
Dutchess Cnty NY IDA
(Bard College)
5.00%, 8/01/19	380	430,631
East Rochester NY Hsg Auth
(St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	450	510,845
Erie Cnty NY Fiscal Stability Auth
(Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/25	4,000	4,811,760
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19	650	720,324
Metropolitan Trnsp Auth NY
Series 2005B
5.00%, 11/15/31	1,100	1,184,062
Series 2012F
5.00%, 11/15/27	2,000	2,372,120
Series 2012H
5.00%, 11/15/31	1,750	2,036,563
Metropolitan Trnsp Auth NY
(Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/23	2,500	3,071,600
Series 2012A
5.00%, 11/15/29	1,100	1,322,387
Nassau Cnty NY Local Econ Asst Corp.
(South Nassau Communities Hosp)
5.00%, 7/01/37	1,550	1,684,385
Nassau Cnty NY Local Econ Asst Corp.
(Winthrop Univ Hlth)
5.00%, 7/01/42	1,065	1,152,106
New York NY GO
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	370	401,150
5.00%, 12/01/23	410	440,930
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	5	5,347
5.00%, 8/01/21	995	1,057,038
Series 2008G
5.00%, 8/01/22	2,000	2,346,460
Series 2012A
5.00%, 8/01/24	1,000	1,201,160
Series 2012F
5.00%, 8/01/25	2,000	2,416,400
Series 2012I
5.00%, 8/01/26	2,000	2,421,920
New York NY HDC MFHR
(New York NY HDC)
Series 02A
5.50%, 11/01/34	10	10,039

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
Series 03A
5.00%, 6/15/27	$2,000	$2,032,420
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,571,860
Series 2002B
5.00%, 2/01/27	3,000	3,561,570
Series 2011D
5.00%, 2/01/25	1,500	1,804,935
Series 2012E-1
5.00%, 2/01/25	2,000	2,434,440
New York St Dormitory Auth
(Cabrini Westchester)
5.10%, 2/15/26	485	549,617
New York St Dormitory Auth
(Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	5,000	5,259,350
New York St Dormitory Auth
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	1,255	1,429,470
New York St Dormitory Auth
(New York St Lease Suny)
Series 2012A
5.00%, 5/15/27	2,000	2,400,660
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 3/15/26 (a)	3,000	3,468,300
New York St Dormitory Auth
(New York Univ)
Series 2008A
5.00%, 7/01/29	780	901,914
Series 2012A
5.00%, 7/01/27	2,090	2,513,831
New York St Dormitory Auth
(North Shore - LIJ Hospital)
5.00%, 5/01/22	345	380,790
New York St Dormitory Auth
(NYU Hosp Center)
Series 07A
5.00%, 7/01/22	300	336,825
Series B
5.25%, 7/01/24	160	174,438
New York St Envrn Fac Corp.
5.00%, 8/15/24	3,000	3,725,970
New York St Envrn Fac Corp.
(New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	3,000	3,495,240
Series 2012A
5.00%, 6/15/25	2,200	2,722,720
New York St HFA MFHR
(Patchogue Apts)
Series 02A
5.35%, 2/15/29	2,090	2,091,380
New York St Pwr Auth
NPFGC Series C
5.00%, 11/15/19	1,320	1,573,202

	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth
(New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/27	$1,000	$1,206,110
Series 2011A
5.00%, 3/15/26	3,000	3,598,620
New York St Thruway Auth
(New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/25	4,000	4,769,320
Niagara NY Dev Corp.
(Covanta Energy Corp.)
5.25%, 11/01/42	545	562,233
Port Authority of NY & NJ
5.00%, 10/01/27	5,000	5,812,600
Seneca Cnty NY IDA
(New York Chiropractic College)
5.00%, 10/01/27	185	198,379
Suffolk Cnty NY IDA
(New York Institute of Technology)
5.00%, 3/01/26	200	206,792
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,058,680
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/25-1/01/27	3,220	3,871,620
Ulster Cnty NY GO
5.00%, 11/15/23-11/15/25	3,465	4,185,208
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	203,349
Yonkers NY IDA
(Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	1,200	1,204,596

		104,140,788

California - 1.4%
California GO
Series 04
5.00%, 2/01/33	1,000	1,016,930

Colorado - 0.7%
Northwest Met Dist #3 CO
6.125%, 12/01/25	500	500,010

Illinois - 0.5%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	358,665

Ohio - 0.3%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)	300	243,009

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 10.3%
Puerto Rico GO
Series 01A
5.50%, 7/01/19	$500	$545,235
Series 04A
5.25%, 7/01/19	510	519,379
Puerto Rico HFC SFMR
(Puerto Rico HFC)
Series 01C
5.30%, 12/01/28	1,390	1,391,084
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N
5.50%, 7/01/22	585	609,301
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	35	44,695
5.50%, 8/01/28	3,965	4,294,888

		7,404,582

Total Municipal Obligations (cost $108,121,263)		113,663,984

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $1,750,565)	1,750,565	1,750,565

Total Investments - 160.6% (cost $109,871,828) (d)		115,414,549
Other assets less liabilities - (3.8)%		(2,765,809)
Preferred Shares at liquidation value - (56.8)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$71,848,740

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,815,028 and gross unrealized depreciation of investments was $(272,307), resulting in net unrealized appreciation of $5,542,721.
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2013, the Fund held 17.8% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SFMR	-	Single Family Mortgage Revenue

Alliance New York Municipal Income Fund

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$111,511,524		$2,152,460		$113,663,984
Short-Term Investments		1,750,565		– 0	–	– 0	–	1,750,565

Total Investments in Securities		1,750,565		111,511,524		2,152,460		115,414,549
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,750,565		$111,511,524		$2,152,460		$115,414,549

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/12	$1,283,403		$1,283,403
Accrued discounts/(premiums)	607		607
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	78,125		78,125
Purchases	790,325		790,325
Sales	– 0	–	– 0	–
Settlements	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/13	$2,152,460		$2,152,460

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$78,125		$78,125

The following presents information about significant unobservable inputs related to the Portfolios Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$2,152,460	Third Party Vendor	Evaluated Quotes	$67.78 - $108.42

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 25, 2013